SCHEDULE OF INVESTMENTS

Ivy Small Cap Core Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Alternative Carriers – 3.1%
Cogent Communications Group, Inc.	290	$19,098
Vonage Holdings Corp.(A)	572	4,241
		23,339

Total Communication Services - 3.1%		23,339

Consumer Discretionary

Auto Parts & Equipment – 3.5%
Visteon Corp.(A)	300	26,007

Casinos & Gaming – 0.6%
Red Rock Resorts, Inc., Class A	193	4,631

Education Services – 1.4%
Grand Canyon Education, Inc.(A)	107	10,258

Footwear – 1.4%
Skechers USA, Inc.(A)	240	10,363

Homebuilding – 0.8%
TopBuild Corp.(A)	55	5,693

Leisure Products – 3.1%
Polaris, Inc.	133	13,555
YETI Holdings, Inc.(A)(B)	271	9,435
		22,990

Specialized Consumer Services – 0.5%
OneSpaWorld Holdings Ltd.(B)	231	3,895

Total Consumer Discretionary - 11.3%		83,837

Consumer Staples

Packaged Foods & Meats – 6.5%
Nomad Foods Ltd.(A)	1,472	32,927
Sanderson Farms, Inc.	40	6,964
TreeHouse Foods, Inc.(A)	173	8,376
		48,267
Total Consumer Staples - 6.5%		48,267

Energy

Oil & Gas Exploration & Production – 2.4%
Magnolia Oil & Gas Corp.(A)	1,395	17,549

Oil & Gas Refining & Marketing – 0.9%
PBF Energy, Inc., Class A	212	6,662

Oil & Gas Storage & Transportation – 1.1%
Scorpio Tankers, Inc.	211	8,310

Total Energy - 4.4%		32,521

Financials

Consumer Finance – 1.7%
Encore Capital Group, Inc.(A)	367	12,972

Financial Exchanges & Data – 1.8%
Morningstar, Inc.	91	13,754

Multi-Line Insurance – 2.5%
Assurant, Inc.	56	7,383
Kemper Corp.	140	10,876
		18,259

Property & Casualty Insurance – 2.1%
Argo Group International Holdings Ltd.	181	11,886
Old Republic International Corp.	163	3,653
		15,539

Regional Banks – 6.2%
First Horizon National Corp.	627	10,381
TCF Financial Corp.	257	12,047
Webster Financial Corp.	442	23,599
		46,027

Thrifts & Mortgage Finance – 3.1%
MGIC Investment Corp.	1,602	22,701

Total Financials - 17.4%		129,252

Health Care

Health Care Equipment – 5.1%
Envista Holdings Corp.(A)	395	11,711
Integer Holdings Corp.(A)	74	5,978
NuVasive, Inc.(A)	125	9,649
Tandem Diabetes Care, Inc.(A)	183	10,880
		38,218

Health Care Facilities – 3.3%
Encompass Health Corp.	353	24,425

Health Care Services – 4.1%
Chemed Corp.	69	30,394

Pharmaceuticals – 0.8%
Intersect ENT, Inc.(A)	231	5,750

Total Health Care - 13.3%		98,787

Industrials

Building Products – 1.0%
Trex Co., Inc.(A)	81	7,291

Electrical Components & Equipment – 1.0%
EnerSys	102	7,650

Environmental & Facilities Services – 1.1%
Clean Harbors, Inc.(A)	91	7,780

Industrial Machinery – 5.0%
Crane Co.	170	14,652
Gardner Denver Holdings, Inc.(A)	334	12,245
RBC Bearings, Inc.(A)	66	10,478
		37,375

Research & Consulting Services – 2.1%
ICF International, Inc.	173	15,829

Security & Alarm Services – 1.3%
Brink’s Co. (The)	109	9,926

Trucking – 1.1%
Knight Transportation, Inc.	218	7,812

Total Industrials - 12.6%		93,663

Information Technology

Application Software – 1.8%
Q2 Holdings, Inc.(A)	169	13,690

Data Processing & Outsourced Services – 5.1%
Cardtronics plc, Class A(A)	654	29,216
EVERTEC, Inc.	254	8,648
		37,864

Electronic Equipment & Instruments – 1.2%
Coherent, Inc.(A)	53	8,857

IT Consulting & Other Services – 2.5%
Switch, Inc., Class A	1,234	18,292

Semiconductor Equipment – 2.3%
Brooks Automation, Inc.	219	9,174
Enphase Energy, Inc.(A)(B)	315	8,237
		17,411

Systems Software – 1.5%
Varonis Systems, Inc.(A)	146	11,312

Total Information Technology - 14.4%		107,426

Materials

Aluminum – 1.3%
Constellium N.V., Class A(A)	715	9,581

Diversified Chemicals – 1.8%
Huntsman Corp.	566	13,665

Diversified Metals & Mining – 1.5%
Compass Minerals International, Inc.	181	11,038

Fertilizers & Agricultural Chemicals – 1.7%
Scotts Miracle-Gro Co. (The)	116	12,293

Total Materials - 6.3%		46,577

Real Estate

Diversified REITs – 0.6%
Essential Properties Realty Trust, Inc.	191	4,747

Hotel & Resort REITs – 1.5%
Ryman Hospitality Properties, Inc.	130	11,257

Industrial REITs – 2.1%
STAG Industrial, Inc.	501	15,830

Retail REITs – 1.8%
Agree Realty Corp.	187	13,136

Total Real Estate - 6.0%		44,970

Utilities

Electric Utilities – 1.2%
ALLETE, Inc.	115	9,335

Gas Utilities – 2.0%
ONE Gas, Inc.	155	14,539

Total Utilities - 3.2%		23,874

TOTAL COMMON STOCKS – 98.5%		$732,513
(Cost: $629,397)

SHORT-TERM SECURITIES

Money Market Funds (D) - 4.0%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
1.550% (C)	19,018	19,018

State Street Institutional U.S. Government Money Market Fund - Premier Class,
1.550%	10,620	10,620

		29,638

TOTAL SHORT-TERM SECURITIES – 4.0%		$29,638
(Cost: $29,638)

TOTAL INVESTMENT SECURITIES – 102.5%		$762,151
(Cost: $659,035)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.5)%		(18,742)

NET ASSETS – 100.0%		$743,409

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) All or a portion of securities with an aggregate value of $18,785 are on loan.

(C) Investment made with cash collateral received from securities on loan.

(D) Rate shown is the annualized 7-day yield at December 31, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$732,513	$—	$—
Short-Term Securities	29,638	—	—

Total	$762,151	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$659,035

Gross unrealized appreciation	105,599

Gross unrealized depreciation	(2,483)

Net unrealized appreciation	$103,116